Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Amortization on deferred financing cost		$ 193,335	$ 101,668
Discount on redeemable debentures	21,675	0
Discount on redeemable debentures	0	29,558	40,069
Discount on debentures secured by assets of discontinued operations		0	1,007,039
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	90,000,000	90,000,000	90,000,000
Common Stock, shares issued	25,458,286	22,138,876	22,138,876
Common Stock, shares outstanding	25,924,004	22,576,504
Treasury stock, no. of shares	22,412	22,412	22,412
Unearned common stock shares	15,200	15,200	15,200
Series A Preferred Stock
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, stated value	1,327	1,220	1,220
Convertible preferred stock, issued	5,978	6,750	6,750
Convertible preferred stock, outstanding	5,978	6,750	6,750
Convertible preferred stock, liquidity preference	7,934,055	8,576,345
Series B Preferred Stock
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, stated value	1,000	1,000	1,000
Convertible preferred stock, issued	9,802	10,575	10,575
Convertible preferred stock, outstanding	9,802	10,575	10,575
Convertible preferred stock, liquidity preference	$ 9,802,000	$ 10,575,000